FIXED ASSETS (Details)	12 Months Ended
Sep. 30, 2025 CAD ($)
FIXED ASSETS
Ending balance	$ 20,320
Cost
FIXED ASSETS
Beginning balance	9,454
Additions	27,200
Ending balance	36,654
Accumulated Amortization
FIXED ASSETS
Beginning balance	(9,454)
Amortization for the year	6,880
Ending balance	$ (16,334)